Consolidated Statements Of Financial Position - HKD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Accounts receivable	$ 187,673,616	$ 86,514,680
Prepayments, deposits and other receivables	968,662,540	21,916,382
Due from immediate holding company	2,239,358,702	2,144,975,230
Derivative financial assets	1,443,134,162	969,894,519
Tax recoverable	3,099,712	0
Other assets	9,620,468	136,065,738
Restricted cash	3,239,362	0
Cash and bank balances	1,078,411,335	526,206,108
Total current assets	5,933,199,897	3,885,572,657
Non-current assets
Property, plant and equipment	90,078	67,131
Goodwill	58,675,041	0
Intangible assets	756,131,422	15,171,170
Financial assets at fair value through profit or loss	1,523,195,334	2,786,027,085
Total non-current assets	2,338,091,875	2,801,265,386
Total assets	8,271,291,772	6,686,838,043
Current liabilities
Accounts payable	82,315,173	155,020,918
Bank borrowings	156,910,059	388,870,500
Other payables and accruals	131,795,895	92,225,549
Provisions	31,805,843	0
Tax payable	22,482,162	136,124,845
Total current liabilities	425,309,132	772,241,812
Non-current liabilities
Bank borrowings	3,569,042	0
Deferred tax liabilities	25,785,453	0
Derivative financial liability	0	13,752,673
Convertible bond	0	111,970,384
Total non-current liabilities	29,354,495	125,723,057
Total liabilities	454,663,627	897,964,869
Equity
Treasury shares	(7,500,000,000)	(5,000,000,000)
Capital reserve	7,734,456,434	4,551,183,728
Exchange reserve	4,741,922	1,466,991
Retained profits	5,559,497,516	4,449,489,995
Total equity attributable to ordinary shareholders of the Company	5,798,991,732	4,002,333,416
Non-controlling interests	247,242,319	15,496,320
Perpetual securities	1,770,394,094	1,771,043,438
Total equity	7,816,628,145	5,788,873,174
Total liabilities and equity	8,271,291,772	6,686,838,043
Class A ordinary shares [Member]
Equity
Share capital	92,706	48,838
Class B Ordinary Shares [Member]
Equity
Share capital	$ 203,154	$ 143,864